Equity - Schedule of Ordinary Shares (Details) - shares		Jun. 30, 2025	Dec. 31, 2024
Schedule of Ordinary Shares [Line Items]
Number of shares issued		15,900,000
Number of shares outstanding		15,900,000
Class B Ordinary Shares [Member]
Schedule of Ordinary Shares [Line Items]
Number of shares issued	[1]	12,500,000	12,500,000
Number of shares outstanding	[1]	12,500,000	12,500,000
Class A Ordinary Shares [Member]
Schedule of Ordinary Shares [Line Items]
Number of shares issued	[1]	3,400,000	3,400,000
Number of shares outstanding	[1]	3,400,000	3,400,000
LIANKEN ENTERPRISE LIMITED [Member] | Class B Ordinary Shares [Member]
Schedule of Ordinary Shares [Line Items]
Number of shares issued		4,376,625
Number of shares outstanding		4,376,625
TIANHUA ENTERPRISE LIMITED [Member] | Class B Ordinary Shares [Member]
Schedule of Ordinary Shares [Line Items]
Number of shares issued		3,723,750
Number of shares outstanding		3,723,750
XINGCAN ENTERPRISE LIMITED [Member] | Class B Ordinary Shares [Member]
Schedule of Ordinary Shares [Line Items]
Number of shares issued		2,255,000
Number of shares outstanding		2,255,000
WEIBO ENTERPRISE LIMITED [Member] | Class B Ordinary Shares [Member]
Schedule of Ordinary Shares [Line Items]
Number of shares issued		1,394,625
Number of shares outstanding		1,394,625
Kerui Enterprise Limited [Member] | Class B Ordinary Shares [Member]
Schedule of Ordinary Shares [Line Items]
Number of shares issued		750,000
Number of shares outstanding		750,000
Shares Held By The Public Shareholders And Employees [Member] | Class A Ordinary Shares [Member]
Schedule of Ordinary Shares [Line Items]
Number of shares issued		3,400,000
Number of shares outstanding		3,400,000

[1]	The shares are presented on a retrospective basis.